Goodwill - assumptions and balances of each cash-generating unit (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of goodwill [Line Items]
Final balance of the year	$ 1,578,994	$ 1,631,771	$ 1,631,094	$ 484,877
Bachoco Istmo and peninsula regions [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 212,833	$ 212,833	$ 212,833
Projection period (years)	P5Y	P5Y	P5Y
Annual discount rate	12.84%	13.17%	12.52%
Annual growth rate	3.00%	3.00%	3.00%
Campi [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 88,015	$ 88,015	$ 88,015
Projection period (years)	P5Y	P5Y	P5Y
Annual discount rate	12.84%	13.17%	12.52%
Annual growth rate	3.00%	3.00%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 62,647	$ 65,233	$ 65,200
Projection period (years)	P5Y	P5Y	P5Y
Annual discount rate	5.22%	5.87%	6.14%
Annual growth rate	0.00%	0.00%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 105,780	$ 110,147	$ 110,091
Projection period (years)	P5Y	P5Y	P5Y
Annual discount rate	5.22%	5.87%	6.14%
Annual growth rate	0.00%	0.00%	0.00%
Ok Foods- Albertville Quality Foods, Inc [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 1,109,719	$ 1,155,543	$ 1,154,955
Projection period (years)	P5Y	P5Y	P5Y
Annual discount rate	5.22%	5.87%	6.14%
Annual growth rate	0.00%	0.00%	0.00%